Earnings per ordinary share	12 Months Ended
Dec. 31, 2021
Earnings per ordinary share
Earnings per ordinary share

21. Earnings per ordinary share

The table below sets forth the computation for basic and diluted net income per ordinary share for the years ending December 31, 2021, 2020 and 2019:

($ in thousands, except share data)	2021	2020	2019
Net (loss)/income attributable to ordinary shares	(72,066)	165,115	180,962
Weighted-average shares outstanding:
Basic	219,049,877	218,919,822	218,649,877
Dilutive effect of share-based awards	649,582	-	412,122
Diluted	219,699,459	218,919,822	219,061,999
Net (loss)/income per share (in cents):
Basic	(33)	75	83
Diluted	(33)	75	83